Assets for Rights-of-Use and Obligations for Lease Contracts - Schedule of Future Maturities Lease Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Totals	$ 172,924	$ 176,795
1 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Totals	10,193
Due within 1 and 2 Year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Totals	9,802
2 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Totals	11,348
3 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Totals	13,286
4 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Totals	7,221
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Totals	$ 121,074